DESCRIPTION OF PLAN (Details) - 401(k) Profit Sharing Plan	12 Months Ended
Dec. 31, 2025 Y item
PLAN TERMINATION
Description of plan	true
Minimum age for Plan eligibility | Y	21
Number of consecutive months of service	12 months
Minimum service period for discretionary employer contribution	1,000
Non-union and union employees hired before January 1, 2013 & January 1,2014
PLAN TERMINATION
Minimum service period for Plan eligibility	500
Non-union and union employees hired or rehired after January 1, 2013 & January 1,2014
PLAN TERMINATION
Minimum service period for Plan eligibility	1